Document and Entity Information	Oct. 20, 2016
Prospectus:
Document Type	497
Document Period End Date	Oct. 20, 2016
Registrant Name	PACE SELECT ADVISORS TRUST
Central Index Key	0000930007
Amendment Flag	false
Document Creation Date	Oct. 20, 2016
Document Effective Date	Oct. 20, 2016
Prospectus Date	Nov. 28, 2015
PACE Small/Medium Co Value Equity Investments | Class P
Prospectus:
Trading Symbol	PCSVX
PACE Small/Medium Co Value Equity Investments | CLASS A
Prospectus:
Trading Symbol	PEVAX
PACE Small/Medium Co Value Equity Investments | CLASS C
Prospectus:
Trading Symbol	PEVCX
PACE Small/Medium Co Value Equity Investments | CLASS Y
Prospectus:
Trading Symbol	PVEYX